                                                               DECEMBER 17, 1998

(ON CHAPMAN AND CUTLER LETTERHEAD)

SECURITIES AND EXCHANGE COMMISSION
450 FIFTH STREET, N.W.
WASHINGTON, D.C. 20549

RE:  Nuveen Unit Trust, Series 1049

     File No. 333-68565

     Dear Sir or Madam:

     On behalf of John Nuveen & Co. Incorporated, in accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933 (the "Securities Act"), this letter serves to certify that the most recent amendment to the Registration Statement on Form S-6 (the "Registration Statement") of the above-referenced Series does not differ from that which would have been filed pursuant to Rule 487(b) of the Securities Act. Amendment No. 1, which was the most recent amendment to the Registration Statement, was filed electronically with the Commission on December 17, 1998.

     Very truly yours,

     Chapman and Cutler